UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number  811-09140
                                                      ---------

                       Phoenix Institutional Mutual Funds
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,             John H. Beers, Esq.
  Counsel and Secretary for Registrant         Vice President and Counsel
     Phoenix Life Insurance Company          Phoenix Life Insurance Company
            One American Row                        One American Row
         Hartford, CT 06103-2899                 Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 814-1897
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                               [LOGO OMITTED]
                                                                   PHOENIX

--------------------------------------------------------------------------------

                                                              SEMIANNUAL REPORT

Phoenix Institutional Bond Fund

Phoenix Low-Duration Core Plus Bond Fund














                                           WOULDN'T YOU RATHER HAVE THIS
TRUST NAME:                                DOCUMENT E-MAILED TO YOU?
PHOENIX INSTITUTIONAL                      ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
MUTUAL FUNDS           June 30, 2007       E-DELIVERY AT PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED       NO BANK GUARANTEE   MAY LOSE VALUE

TABLE OF CONTENTS


Glossary .................................................................     2
Disclosure of Fund Expenses ..............................................     3
Phoenix Institutional Bond Fund ..........................................     4
Phoenix Low-Duration Core Plus Bond Fund .................................    15
Notes to Financial Statements ............................................    26
Board of Trustees' Consideration of Investment Subadvisory Agreement .....    31




--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Institutional Mutual Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

      We are pleased to provide this report for the six months ended June 30, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period.

      At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

      We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

      Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

      As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.


Sincerely yours,

/s/ George R. Aylward
------------------------------
George R. Aylward
President, PhoenixFunds

JULY 2007

GLOSSARY


AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FHLMC
Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

PHOENIX INSTITUTIONAL MUTUAL FUNDS



DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF DECEMBER 31, 2006 TO JUNE 30, 2007)

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Institutional Mutual Funds, you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in an Institutional Mutual Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

     This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.



EXPENSE TABLE
--------------------------------------------------------------------------------
                      Beginning          Ending                     Expenses
                       Account          Account       Annualized      Paid
                        Value            Value          Expense      During
                      12/31/06          6/30/07          Ratio       Period*
--------------------------------------------------------------------------------
INSTITUTIONAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class X ..........   $1,000.00         $1,009.80          0.58%        $2.89
Class Y ..........    1,000.00          1,009.70          0.83          4.14

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class X ..........    1,000.00          1,021.88          0.58          2.91
Class Y ..........    1,000.00          1,020.63          0.83          4.17
--------------------------------------------------------------------------------
LOW-DURATION CORE PLUS BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class X ..........   $1,000.00         $1,018.60          0.53%        $2.65
Class Y ..........    1,000.00          1,018.40          0.78          3.90

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class X ..........    1,000.00          1,022.13          0.53          2.66
Class Y ..........    1,000.00          1,020.88          0.78          3.92
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
   (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

   YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

PHOENIX INSTITUTIONAL BOND FUND


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments


           [PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]


          o   Non-Agency Mortgage-Backed Securities         31%
          o   Agency Mortgage-Backed Securities             19
          o   Domestic Corporate Bonds                      16
          o   U.S. Government Securities                    14
          o   Asset-Backed Securities                        7
          o   Municipal Bonds                                5
          o   Foreign Corporate Bonds                        5
          o   Other (includes short-term investments)        3



                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2007
                                  (UNAUDITED)


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
U.S. GOVERNMENT SECURITIES--13.5%
U.S. Treasury Bond 4.50%, 2/15/36 ................   $  3,700   $  3,350,236
U.S. Treasury Bond 4.75%, 2/15/37 ................      1,860      1,753,777
                                                                ------------
                                                                   5,104,013
                                                                ------------
U.S. TREASURY NOTES--8.7%
U.S. Treasury Note 4.625%, 2/29/12 ...............      3,055      3,015,859
U.S. Treasury Note 5.125%, 5/15/16 ...............        455        457,559
U.S. Treasury Note 4.625%, 2/15/17 ...............      5,908      5,721,532
                                                                ------------
                                                                   9,194,950
                                                                ------------
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $14,623,761)                                     14,298,963
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--18.9%
FHLMC 5.50%, 8/1/18 ..............................        276        273,245
FHLMC 4.50%, 10/1/18 .............................        500        476,596
FNMA 5%, 2/1/18 ..................................        705        684,135
FNMA 4.50%, 9/1/18 ...............................        473        448,776
FNMA 4.50%, 11/1/18 ..............................        981        934,379
FNMA 5%, 11/1/20 .................................        461        445,615
FNMA 5.50%, 6/1/21 ...............................        321        315,826
FNMA 6%, 5/1/29 ..................................        147        146,553
FNMA 6%, 6/1/29 ..................................        577        575,059
FNMA 6%, 11/1/29 .................................        294        292,705
FNMA 7%, 11/1/30 .................................         44         45,578
FNMA 6%, 11/1/31 .................................        114        113,835


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
FNMA 6%, 12/1/32 .................................   $     82   $     82,028
FNMA 5.50%, 4/1/33 ...............................        363        351,959
FNMA 5.50%, 4/1/33 ...............................        572        554,601
FNMA 5.50%, 4/1/33 ...............................        645        624,909
FNMA 5%, 7/1/33 ..................................        257        241,936
FNMA 6.50%, 8/1/33 ...............................        377        384,209
FNMA 4.50%, 9/1/33 ...............................        240        218,935
FNMA 5.50%, 9/1/33 ...............................      1,224      1,185,598
FNMA 5.50%, 4/1/34 ...............................        396        383,294
FNMA 5.50%, 11/1/34 ..............................      1,767      1,711,165
FNMA 5.50%, 12/1/34 ..............................      1,502      1,448,486
FNMA 5.50%, 1/1/35 ...............................        674        652,626
FNMA 5%, 7/1/35 ..................................        409        384,003
FNMA 5%, 11/1/35 .................................      2,493      2,342,206
FNMA 5.50%, 12/1/35 ..............................        506        488,348
FNMA 6.50%, 8/1/36 ...............................      1,692      1,708,547
FNMA 6%, 2/1/37 ..................................      1,005        994,764
FNMA 04-W6, 1A4 5.50%, 7/25/34 ...................        388        386,241
GNMA 7%, 8/15/29 .................................         80         83,121
GNMA 6.50%, 12/15/31 .............................         26         26,873
GNMA 6.50%, 12/15/31 .............................        318        324,481
GNMA 6.50%, 1/15/32 ..............................          6          5,613
GNMA 6.50%, 1/15/32 ..............................         21         21,861
GNMA 6.50%, 3/15/32 ..............................         48         48,987
GNMA 5%, 9/15/33 .................................        659        625,015
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,509,999)                                     20,032,108
----------------------------------------------------------------------------


                       See Notes to Financial Statements
4

Phoenix Institutional Bond Fund

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------

AGENCY NON-MORTGAGE-BACKED
SECURITIES--0.5%
FHLMC 5.20%, 3/5/19 ..............................   $    280   $    269,079
FHLMC 5.30%, 5/12/20 .............................        280        267,385
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $547,826)                                           536,464
----------------------------------------------------------------------------

MUNICIPAL BONDS--5.3%

CALIFORNIA--1.0%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19 (MBIA Insured) ...        930        979,941

Oakland Pension Obligation Taxable Series
A 6.95%, 12/15/08 (MBIA Insured) .................         66         67,511

Oakland Pension Obligation Taxable Series
A 6.98%, 12/15/09 (MBIA Insured) .................         34         35,347
                                                                ------------
                                                                   1,082,799
                                                                ------------
COLORADO--0.3%
Denver City and County School District No. 1
Pension Obligation Certificate of Participation
Taxable 6.76%, 12/15/07 (AMBAC Insured) ..........        255        256,729

Denver City and County School District No. 1
Pension Obligation Certificate of Participation
Taxable 6.76%, 12/15/07 (AMBAC Insured)(g) .......         10         10,069
                                                                ------------
                                                                     266,798
                                                                ------------
CONNECTICUT--1.6%
City of Hartford Taxable Series B 4.13%,
8/1/07 (FSA Insured) .............................        235        234,821

Mashantucket Western Pequot Tribe Taxable
Series A 144A 6.91%, 9/1/12 (MBIA Insured)(b) ....        655        677,264

Mashantucket Western Pequot Tribe Taxable
Series A 144A 6.57%, 9/1/13 (FSA Insured)(b) .....        715        743,071
                                                                ------------
                                                                   1,655,156
                                                                ------------
FLORIDA--0.2%
Miami-Dade County Educational Facilities
Authority Series C 5.46%, 4/1/15 .................        165        160,925

ILLINOIS--0.7%
Chicago Taxable Series D 4.34%,
1/1/10 (MBIA Insured) ............................        330        322,701


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
ILLINOIS--CONTINUED
Kane, Cook & Du Page Counties School
District No. 46 Taxable Series D 5%,
1/1/10 (FGIC Insured) ............................   $    265   $    262,559

McHenry County Community Unified School
District No. 12 Taxable 5%, 12/1/11
(FSA Insured) ....................................        135        133,005
                                                                ------------
                                                                     718,265
                                                                ------------
INDIANA--0.3%
Carmel Industrial Redevelopment
District County Optincome
Tax Revenue 5.27%, 12/15/18 ......................        335        321,640

MICHIGAN--0.3%
Detroit Taxable 4.97%, 5/1/13
(FSA Insured) ....................................        200        195,250

Flat Rock Finance & Development
Authority Taxable Series A 6.75%, 10/1/16 ........        145        149,137
                                                                ------------
                                                                     344,387
                                                                ------------
NEW YORK--0.2%
University of Rochester
Taxable 5.40%, 7/1/18 (MBIA Insured)                      255        247,801

PENNSYLVANIA--0.5%
City of Pittsburgh Pension Obligation
Taxable Series B 6.35%, 3/1/13
(FGIC Insured) ...................................        400        414,336

Philadelphia Authority for Industrial
Development Pension Funding Taxable
Series A 5.79%, 4/15/09 (MBIA
Insured) .........................................        165        166,394
                                                                ------------
                                                                     580,730
                                                                ------------
SOUTH DAKOTA--0.2%
South Dakota State Educational
Enhancement Funding Corp.
Taxable Series A 6.72%, 6/1/25 ...................        206        205,785
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $5,650,942)                                       5,584,286
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--6.5%
AmeriCredit Automobile Receivables
Trust 06-BG, A3, 5.21%, 10/6/11 ..................        300        299,376

Bombardier Capital Mortgage
Securitization Corp. 99-A, A3
5.98%, 1/15/18 ...................................        405        372,987

Capital Auto Receivables
Asset 04-2, A3 3.58%, 1/15/09 ....................        976        971,308


                       See Notes to Financial Statements

Phoenix Institutional Bond Fund

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
Capital Auto Receivables Asset
Trust 04-2, D 144A 5.82%, 5/15/12(b) .............   $    270   $    266,586

Capital One Auto Finance
Trust 07-B, A3A 5.03%, 4/15/12 ...................        775        769,512

Carmax Auto Owner Trust
05-1 C 4.82%, 10/15/11 ...........................        500        494,207

Carmax Auto Owner Trust
07-2, A3 5.23%, 12/15/11 .........................        350        349,016

Chase Manhattan Auto Owner
Trust 03-C, A4 2.94%, 6/15/10 ....................        212        211,053

Conseco Finance Securitizations
Corp. 01-3, A4 6.91%, 5/1/33(c) ..................        268        274,109

Greenwich Structured ARM
Products 05-5A, N2 144A 8.82%, 9/27/45(b)(c) .....        425        425,000

Nomura Asset Acceptance
Corp. 07-1,1A2 5.669%, 3/25/47(c) ................        795        792,764

Renaissance Home Equity
Loan Trust 05-3, AF3 4.814%, 11/25/35(c) .........        250        247,670

Renaissance Home Equity
Loan Trust 06-2, AF4 6.115%, 8/25/36(c) ..........      1,015      1,004,057

Saxon Asset Securities
Trust 05-3, A2C 5.60%, 11/25/35(c) ...............        470        470,581
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,996,187)                                       6,948,226
----------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--15.6%

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%, 7/15/07 .        215        215,138

AIRLINES--2.5%
American Airlines, Inc. 01-1 6.977%, 5/23/21 .....        448        432,894
American Airlines, Inc. 99-1, 7.024%, 10/15/09 ...        565        573,475
Continental Airlines, Inc. 98-1A 6.648%, 3/15/19 .        393        396,370
Delta Air Lines, Inc. 00-1 7.379%, 5/18/10 .......        472        478,773
JetBlue Airways Corp. 04-2 8.46%, 11/15/08(c) ....        425        429,555
United Airlines, Inc. 01-1 6.071%, 9/1/14 ........        293        294,474
                                                                ------------
                                                                   2,605,541
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Salvation Army (The) 5.48%, 9/1/17 ...............        185        181,740


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
APPLICATION SOFTWARE--0.1%
Intuit, Inc. 5.75%, 3/15/17 ......................   $     70   $     67,378

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Allied Capital Corp. 6%, 4/1/12 ..................        155        152,830
Janus Capital Group, Inc. 6.25%, 6/15/12 .........        215        216,442
                                                                ------------
                                                                     369,272
                                                                ------------
BROADCASTING & CABLE TV--0.1%
Comcast Corp. 5.30%, 1/15/14 .....................        160        154,229

BUILDING PRODUCTS--0.1%
Masco Corp. 5.85%, 3/15/17 .......................         70         67,292
Owens Corning, Inc. 6.50%, 12/1/16 ...............         55         55,072
                                                                ------------
                                                                     122,364
                                                                ------------
CASINOS & GAMING--0.1%
Harrah's Operating Co., Inc. 5.625%, 6/1/15 ......        165        134,678

CONSTRUCTION MATERIALS--0.2%
CRH America, Inc. (Ireland) 6%, 9/30/16(e) .......        215        212,580

CONSUMER FINANCE--1.6%
Capital One Financial Corp. 5.25%, 2/21/17 .......         95         88,048
Ford Motor Credit Co. LLC 8.625%, 11/1/10 ........        210        213,446
GMAC LLC 6.875%, 9/15/11 .........................        170        167,371
GMAC LLC 6.75%, 12/1/14 ..........................        235        225,370
HSBC Finance Corp. 6.75%, 5/15/11 ................        235        243,937
HSBC Finance Corp. 6.375%, 11/27/12 ..............         95         97,534
Residential Capital LLC 6%, 2/22/11 ..............        120        116,116
SLM Corp. 4.06%, 2/1/10(c) .......................        600        551,514
                                                                ------------
                                                                   1,703,336
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17       175        171,166

DIVERSIFIED CAPITAL MARKETS--0.2%
Credit Suisse USA, Inc. 5.85%, 8/16/16 ...........        200        200,695

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.8%
ARAMARK Services, Inc. 5%, 6/1/12 ................        250        221,250
Equifax, Inc. 6.30%, 7/1/17 ......................        230        230,323
International Lease Finance Corp. 4.75%, 1/13/12 .        465        447,463
                                                                ------------
                                                                     899,036
                                                                ------------
ELECTRIC UTILITIES--0.6%
Great River Energy 144A 5.829%, 7/1/17(b) ........        225        225,450

PPL Capital Funding Trust I Series A
4.33%, 3/1/09 ....................................        210        205,816


                       See Notes to Financial Statements
6

Phoenix Institutional Bond Fund

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
ELECTRIC UTILITIES--CONTINUED
Southern Power Co. Series D 4.875%, 7/15/15 ......   $    225   $    208,987
                                                                ------------
                                                                     640,253
                                                                ------------
FOOD RETAIL--0.1%
Kroger Co. (The) 6.80%, 12/15/18 .................        110        111,477

HEALTH CARE DISTRIBUTORS--0.2%
Cardinal Health, Inc. 144A 6%, 6/15/17(b) ........        215        212,454

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc. 6.40%, 7/1/17 ............        100        100,727

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125%, 1/15/16 ..........        215        212,820

HOTELS, RESORTS & CRUISE LINES--0.2%
Royal Caribbean Cruises Ltd. 7.25%, 6/15/16 ......        230        228,391

HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. 5.75%, 11/15/16 .............        175        169,696

HOUSEHOLD PRODUCTS--0.2%
Procter & Gamble Co. 5.55%, 3/5/37 ...............        195        183,402

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
AT&T Corp. 7.30%, 11/15/11 .......................        110        117,093
AT&T, Inc. 5.625%, 6/15/16 .......................        240        234,559
Qwest Corp. 144A 6.50%, 6/1/17(b) ................        115        110,113
Verizon Communications, Inc. 4.90%, 9/15/15 ......        175        163,803
                                                                ------------
                                                                     625,568
                                                                ------------
INVESTMENT BANKING & BROKERAGE--1.0%
Goldman Sachs Group, Inc. (The) 4.75%, 7/15/13 ...        480        454,331
Lehman Brothers Holdings, Inc. 4.80%, 3/13/14 ....        285        268,972
Morgan Stanley 5.375%, 10/15/15 ..................        400        382,990
                                                                ------------
                                                                   1,106,293
                                                                ------------
LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp. 4.75%, 1/30/14 .............        215        202,519

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc.
6.125%, 7/1/15 ...................................        190        186,563

MORTGAGE REITS--0.2%
iStar Financial, Inc. 6.05%, 4/15/15 .............        235        230,506

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12 .................        120        125,193
Time Warner, Inc. 5.875%, 11/15/16 ...............        105        102,123
                                                                ------------
                                                                     227,316
                                                                ------------

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14 ...................   $    100   $     97,866

MULTI-UTILITIES--0.3%
Dominion Resources, Inc. 5%, 3/15/13 .............        125        120,169

Public Service Co. of New Mexico
4.40%, 9/15/08 ...................................        250        246,082
                                                                ------------
                                                                     366,251
                                                                ------------
OFFICE ELECTRONICS--0.2%
Xerox Corp. 6.75%, 2/1/17 ........................        255        261,573

OFFICE REITS--0.2%
HRPT Properties Trust 5.75%, 2/15/14 .............        210        206,607

OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc. 4.75%, 5/15/18 ................        275        246,819

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Anadarko Petroleum Corp. 5.95%, 9/15/16 ..........        110        107,407

OIL & GAS REFINING & MARKETING--0.2%
Valero Energy Corp. 4.75%, 6/15/13 ...............        220        208,654

OIL & GAS STORAGE & TRANSPORTATION--0.2%
Kinder Morgan Energy Partners LP 6%, 2/1/17 ......        215        210,403

OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
Citigroup, Inc. 5%, 9/15/14 ......................        230        218,790
Citigroup, Inc. 5.50%, 2/15/17 ...................        150        145,278
General Electric Capital Corp. 5.375%, 10/20/16 ..        465        449,741
JPMorgan Chase & Co. 5.125%, 9/15/14 .............        185        177,648
                                                                ------------
                                                                     991,457
                                                                ------------
PACKAGED FOODS & MEATS--0.2%
Tyson Foods, Inc. 6.85%, 4/1/16 ..................        170        174,546

PAPER PRODUCTS--0.2%
Abitibi-Consolidated Finance LP 7.875%, 8/1/09 ...        105        101,850

Verso Paper Holdings LLC and Verso
Paper, Inc. 144A 9.106%, 8/1/14(b)(c) ............         70         71,750
                                                                ------------
                                                                     173,600
                                                                ------------
PROPERTY & CASUALTY INSURANCE--0.5%
Berkley (W.R.) Corp. 5.875%, 2/15/13 .............        215        214,789
HSB Capital I Series B 6.266%, 7/15/27(c) ........        365        365,410
                                                                ------------
                                                                     580,199
                                                                ------------
RESIDENTIAL REITS--0.2%
UDR, Inc. 5.25%, 1/15/15 .........................        205        195,446


                       See Notes to Financial Statements

Phoenix Institutional Bond Fund

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
RESTAURANTS--0.2%
Yum! Brands, Inc. 6.25%, 4/15/16 .................   $    210   $    209,555

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 5.125%, 9/30/14 ..................        285        269,259

SPECIALIZED REITS--0.3%
Health Care REIT, Inc. 5.875%, 5/15/15 ...........        275        267,773

THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp. 6.25%, 5/15/16 .......        100         98,210
Washington Mutual, Inc. 4.625%, 4/1/14 ...........        215        197,610
                                                                ------------
                                                                     295,820
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series F
5.95%, 3/15/14 ...................................        105        100,008

Sprint Nextel Corp. 6%, 12/1/16 ..................        100         94,865
                                                                ------------
                                                                     194,873
                                                                ------------
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $16,883,196)                                     16,533,246
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--31.4%
Banc of America Alternative Loan
Trust 06-9, A1 6%, 1/25/37 .......................        933        925,610

Bear Stearns Adjustable Rate Mortgage
Trust 05-12, 13A1 5.456%, 2/25/36(c) .............        183        178,191

Bear Stearns Commercial Mortgage
Securities 06-PW12, A4 5.895%, 9/11/38(c) ........        770        766,548

Bear Stearns Structured Products, Inc.
04-15, A2 P.O. 144A 0%, 11/27/34(b) ..............        343        332,368

Bear Stearns Structured Products, Inc.
04-5 A 144A 0%, 2/25/34(b) .......................         83         80,879

Bear Stearns Structured Products, Inc.
05-20N A 144A 8.82%, 10/25/45(b)(c) ..............        300        300,953

Centex Home Equity 05-D, AF2
4.94%, 10/25/35(c) ...............................        600        597,620

Chase Mortgage Finance Corp.
04-S3, 3A1 6%, 3/25/34 ...........................        597        586,879

Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5%, 8/25/35 ............................        223        214,706


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
Citigroup/Deutsche Bank Commercial Mortgage
Trust 05-CD1, AM 5.40%, 7/15/44(c) ...............   $    595   $    572,785

Citigroup/Deutsche Bank Commercial Mortgage
Trust 06-CD2, A4 5.362%, 1/15/46(c) ..............        890        863,796

Countrywide Alternative Loan Trust
05-43, 4A2 5.742%, 10/25/35(c) ...................        478        471,074

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 ..................        270        268,792

Countrywide Home Loan Mortgage Pass-Through
Trust 07-1, A2 6%, 3/25/37 .......................      1,024      1,013,066

Credit Suisse First Boston Mortgage Securities
Corp. 04-1, 1A1 5.75%, 2/25/34 ...................        140        138,877

Credit Suisse First Boston Mortgage Securities
Corp. 05-12, 6A1 6%, 1/25/36 .....................        864        847,885

Credit Suisse First Boston Mortgage Securities
Corp. 05-C5, A1 5.046%, 8/15/38(c) ...............        487        482,920

Credit Suisse Mortgage Capital Certificates
06-C1, A4 5.609%, 2/15/39(c) .....................      1,270      1,245,561

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ...............................        600        584,144

First Horizon Asset Securities, Inc.
03-2, 1A12 5.75%, 4/25/33 ........................        600        582,656

Franchise Mortgage Acceptance Co. Loan
Receivables Trust 98-CA, A2 144A
6.66%, 1/15/12(b) ................................        243        237,430

GE Capital Commercial Mortgage Corp.
04-C3, A4 5.189%, 7/10/39(c) .....................      1,205      1,165,402

GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
4.85%, 5/25/35(c) ................................        764        765,037

GMAC Mortgage Corp. Loan Trust 06-HE3, A2
5.75%, 10/25/36(c) ...............................        355        354,290

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36(c) ....................      1,130      1,103,879

GSAMP Net Interest Margin Trust 05-NC1
144A 5%, 2/25/35(b) ..............................          1          1,139

IndyMac Index Mortgage Loan Trust 06-AR25,
3A1 6.381%, 9/25/36(c) ...........................        175        177,434


                       See Notes to Financial Statements
8

Phoenix Institutional Bond Fund

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
JPMorgan Mortgage Trust 05-S3, 2A2
5.50%, 1/25/21 ...................................   $    444   $    434,336

Lehman Brothers - UBS Commercial Mortgage
Trust 04-C4, A2 4.567%, 6/15/29(c) ...............      1,015      1,001,154

Lehman Brothers - UBS Commercial Mortgage
Trust 04-C7, A6 4.786%, 10/15/29(c) ..............      1,125      1,062,392

Lehman Brothers - UBS Commercial Mortgage
Trust 06-C6, A4 5.372%, 9/15/39 ..................      1,055      1,018,834

Lehman Brothers - UBS Commercial Mortgage
Trust 07-C2, A2 5.303%, 2/15/40 ..................        530        518,737

Lehman Brothers Commercial Conduit Mortgage
Trust 99-C2, A2 7.325%, 10/15/32 .................      1,107      1,137,449

MASTR Alternative Net Interest Margin
Trust 05-CW1A, N1 144A 6.75%, 12/26/35(b) ........         90         81,791

MASTR Resecuritization Trust
05-1 144A 5%, 10/28/34(b) ........................        408        383,202

MASTR Resecuritization Trust
05-2 144A 4.75%, 3/28/34(b) ......................        352        321,731

Merrill Lynch Mortgage Trust
04-KEY2, A4 4.864%, 8/12/39(c) ...................      1,110      1,050,569

Merrill Lynch Mortgage Trust
06-C1, AM 5.843%, 5/12/39(c) .....................        440        435,272

Merrill Lynch/Countrywide Commercial
Mortgage Trust 06-3, A4 5.414%, 7/12/46(c) .......        950        919,581

MLCC Mortgage Investors, Inc.
06-3, 2A1 6.117%, 10/25/36(c) ....................        330        332,164

Morgan Stanley Capital I 06-T23, A4
5.983%, 8/12/41(c) ...............................        595        597,347

Morgan Stanley Mortgage Loan Trust
05-5AR, 4A1 5.528%, 9/25/35(c) ...................        188        184,408

NationsLink Funding Corp. 99-2, A2C
7.229%, 6/20/31 ..................................        691        699,007

PNC Mortgage Acceptance Corp. 00-C2,
A2 7.30%, 10/12/33 ...............................        618        641,989

Residential Funding Mortgage
Securities I, Inc. 05-SA1, 2A
4.865%, 3/25/35(c) ...............................        358        354,221

SBA CMS Trust 06-1A, B 144A
5.451%, 11/15/36(b) ..............................        215        212,150


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
Structured Asset Securities Corp.
03-32, 1A1 5.204%, 11/25/33(c) ...................   $    766   $    724,461

Structured Asset Securities Corp.
05-1, 6A1 6%, 2/25/35 ............................      1,127      1,105,099

UCFC Manufactured Housing 97-3, A4
6.975%, 1/15/29 ..................................        304        281,570

Wachovia Bank Commercial Mortgage
Trust 04-C12, A4 5.409%, 7/15/41(c) ..............      1,010        985,980

Wachovia Mortgage Loan Trust LLC 06-A, B1
5.421%, 5/20/36(c) ...............................        354        346,028

Washington Mutual Mortgage Pass Through
Certificates 05-AR13, B13 144A
6.513%, 10/25/45(b)(c) ...........................        274        214,006

Washington Mutual Mortgage Pass Through
Certificates, Inc. 05-AR3, A2
4.638%, 3/25/35(c) ...............................        717        704,403

Wells Fargo Mortgage Backed Securities
Trust 04-BB, A1 4.555%, 1/25/35(c) ...............        103        101,422

Wells Fargo Mortgage Backed Securities
Trust 05-5, 1A1 5%, 5/25/20 ......................        707        678,753

Wells Fargo Mortgage Backed Securities
Trust 05-AR16, 6A3 5%, 10/25/35(c) ...............        831        818,411

Wells Fargo Mortgage Backed Securities
Trust 05-AR4, 2A2 4.525%, 4/25/35(c) .............        328        322,095

Wells Fargo Mortgage Backed Securities
Trust 07-AR3, A4 6.071%, 4/25/37(c) ..............        720        718,354
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $33,981,455)                                     33,246,837
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.9%

BRAZIL--0.2%
Federative Republic of Brazil 7.875%, 3/7/15 .....        200        221,700

CHILE--0.3%
Republic of Chile 5.755%, 1/28/08(c) .............        315        315,315

RUSSIA--0.4%
Russian Federation RegS 7.50%, 3/31/30(c)(d) .....        418        459,951
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $901,146)                                           996,966
----------------------------------------------------------------------------


                       See Notes to Financial Statements

Phoenix Institutional Bond Fund

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
FOREIGN CORPORATE BONDS(e)--4.9%

ARUBA--0.1%
UFJ Finance AEC 6.75%, 7/15/13 ...................   $    120   $    126,707

AUSTRALIA--0.4%
United Energy Distribution Holdings
Property Ltd. 144A 5.45%, 4/15/16(b) .............        265        256,454

Westfield Capital Corp./Westfield Finance
Authority 144A 5.125%, 11/15/14(b) ...............        140        134,029
                                                                ------------
                                                                     390,483
                                                                ------------
CANADA--0.2%
Catalyst Paper Corp. 7.375%, 3/1/14 ..............         65         58,744

Xstrata Finance Canada Ltd. 144A
5.80%, 11/15/16(b) ...............................        105        102,005
                                                                ------------
                                                                     160,749
                                                                ------------
CHILE--1.1%
AES Gener SA 7.50%, 3/25/14 ......................        295        309,022

Banco Santander Chile 144A 5.375%, 12/9/14(b) ....        190        185,341

Celulosa Arauco y Constitucion S.A.
5.625%, 4/20/15 ..................................        160        154,605

Petropower I Funding Trust 144A
7.36%, 2/15/14(b) ................................        491        501,308
                                                                ------------
                                                                   1,150,276
                                                                ------------
GERMANY--0.5%
Deutsche Bank AG NY Series GS 3.84%, 3/22/12(c) ..        620        582,056

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A
8.50%, 4/16/13(b) ................................        250        256,875

MEXICO--0.3%
Pemex Project Funding Master Trust
5.75%, 12/15/15 ..................................        295        289,395

NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.50%, 9/17/15 ..........        245        239,299


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co.
Ltd. RegS 5.298%, 9/30/20(d) .....................   $    250   $    232,475

RUSSIA--0.6%
Gazprom OAO (Gaz Capital SA) 144A
6.212%, 11/22/16(b) ..............................        215        209,410

OJSC AK Transneft (TransCapitalInvest Ltd.)
144A 5.67%, 3/5/14(b) ............................        265        254,731

TNK-BP Finance SA RegS 6.125%, 3/20/12(d) ........        170        165,682
                                                                ------------
                                                                     629,823
                                                                ------------
SINGAPORE--0.2%
ICICI Bank Ltd. RegS 5.75%, 11/16/10(d) ..........        170        168,567

SOUTH KOREA--0.3%
Hynix Semiconductor, Inc. 144A
7.875%, 6/27/17(b) ...............................        235        233,825

Korea Development Bank 5.75%, 9/10/13 ............         70         69,958
                                                                ------------
                                                                     303,783
                                                                ------------
SPAIN--0.1%
Telefonica Emisiones SAU 6.421%, 6/20/16 .........        100        101,395

UNITED KINGDOM--0.3%
Diageo Capital plc 5.50%, 9/30/16 ................        115        111,191
Vodafone Group plc 5%, 9/15/15 ...................        110        102,244
Vodafone Group plc 6.15%, 2/27/37 ................         95         88,377
                                                                ------------
                                                                     301,812
                                                                ------------
UNITED STATES--0.2%
Invesco plc 5.375%, 12/15/14 .....................        245        235,444
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,261,152)                                       5,169,139
----------------------------------------------------------------------------

                                                       SHARES
                                                      --------
DOMESTIC COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(f)(h) .......................      1,955          3,128
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $78,536)                                              3,128
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $105,434,200)                                   103,349,363
----------------------------------------------------------------------------


                       See Notes to Financial Statements
10

Phoenix Institutional Bond Fund


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
SHORT-TERM INVESTMENTS--2.2%

COMMERCIAL PAPER(i)--2.2%
UBS Finance Delaware LLC 5.35%, 7/2/07 ...........   $  2,315   $  2,314,656
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,314,656)                                       2,314,656
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $107,748,856)                                   105,664,019(a)
Other assets and liabilities, net--0.3%                              270,565
                                                                ------------
NET ASSETS--100.0%                                              $105,934,584
                                                                ============



(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $354,752 and gross depreciation of $2,441,824 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $107,751,091.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $7,615,459 or 7.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(f) Illiquid and restricted security. Security valued at fair value determined in good faith by or under the direction of the Trustees. At June 30, 2007, this security amounted to a value of $3,128 or 0.0% of net assets. For acquisition information, see Note 7, "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(g)  Escrowed to maturity.
(h)  Non-income producing.
(i)  The rate shown is the discount rate.



                       See Notes to Financial Statements

Phoenix Institutional Bond Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2007
                                  (UNAUDITED)

ASSETS
Investment securities at value
     (Identified cost $107,748,856)                 $105,664,019
Cash                                                      32,882
Receivables
     Interest                                            778,941
     Fund shares sold                                     36,696
Prepaid expenses                                          21,975
Other assets                                              20,086
                                                    ------------
          Total assets                               106,554,599
                                                    ------------
LIABILITIES
Payables
     Investment securities purchased                     440,267
     Fund shares repurchased                              79,156
     Investment advisory fee                              25,277
     Trustee deferred compensation plan                   20,086
     Administration fee                                    7,294
     Distribution and service fees                         4,055
     Transfer agent fee                                    3,815
     Trustees' fee                                           642
     Other accrued expenses                               39,423
                                                    ------------
          Total liabilities                              620,015
                                                    ------------
NET ASSETS                                          $105,934,584
                                                    ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest    $113,463,398
Undistributed net investment income                       11,729
Accumulated net realized loss                         (5,455,706)
Net unrealized depreciation                           (2,084,837)
                                                    ------------
NET ASSETS                                          $105,934,584
                                                    ============
CLASS X
Net asset value and offering price per share              $30.37
Shares of beneficial interest outstanding,
     no par value, unlimited authorization             2,836,426
Net Assets                                          $ 86,147,585

CLASS Y
Net asset value and offering price per share              $30.36
Shares of beneficial interest outstanding,
     no par value, unlimited authorization               651,671
Net Assets                                          $ 19,786,999




                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2007
                                  (UNAUDITED)


INVESTMENT INCOME
Interest                                            $  2,867,231
                                                    ------------
          Total investment income                      2,867,231
                                                    ------------
EXPENSES
Investment advisory fee                                  237,215
Service fees, Class Y                                     23,856
Administration fee                                        44,159
Transfer agent                                            18,982
Printing                                                  26,942
Professional                                              20,313
Registration                                              14,782
Custodian                                                  7,399
Trustees                                                   4,365
Miscellaneous                                              8,555
                                                    ------------
          Total expenses                                 406,568
Less expenses reimbursed by investment adviser           (76,325)
Custodian fees paid indirectly                              (971)
                                                    ------------
          Net expenses                                   329,272
                                                    ------------
NET INVESTMENT INCOME (LOSS)                           2,537,959
                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
Net realized gain (loss) on investments                  (56,396)
Net change in unrealized appreciation
     (depreciation) on investments                    (1,806,640)
                                                    ------------
NET GAIN (LOSS) ON INVESTMENTS                        (1,863,036)
                                                    ------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                      $    674,923
                                                    ============


                       See Notes to Financial Statements

Phoenix Institutional Bond Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     Six Months
                                                                        Ended
                                                                    June 30, 2007            Year Ended
                                                                     (Unaudited)          December 31, 2006
                                                                    -------------         -----------------
FROM OPERATIONS
     Net investment income (loss)                                   $  2,537,959            $  5,074,448
     Net realized gain (loss)                                            (56,396)               (439,084)
     Net change in unrealized appreciation (depreciation)             (1,806,640)                137,265
                                                                    ------------            ------------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         674,923               4,772,629
                                                                    ------------            ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income, Class X                                   (2,079,842)             (4,167,081)
     Net investment income, Class Y                                     (453,572)               (929,784)
                                                                    ------------            ------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS        (2,533,414)             (5,096,865)
                                                                    ------------            ------------
FROM SHARE TRANSACTIONS
CLASS X
     Proceeds from sales of shares (11,256 and 187,641
          shares, respectively)                                          351,420               5,669,462
     Net asset value of shares issued from reinvestment of
          distributions (63,050 and 123,518 shares, respectively)      1,902,852               3,766,432
     Cost of shares repurchased (66,323 and 156,414
          shares, respectively)                                       (2,068,392)             (4,862,717)
                                                                    ------------            ------------
Total                                                                    185,880               4,573,177
                                                                    ------------            ------------
CLASS Y
     Proceeds from sales of shares (35,661 and 46,428
          shares, respectively)                                        1,120,517               1,441,066
     Net asset value of shares issued from reinvestment
          of distributions (15,029 and 30,534 shares, respectively)      453,572                 929,784
     Cost of shares repurchased (13,506 and 242,403
          shares, respectively)                                         (418,091)             (7,507,847)
                                                                    ------------            ------------
Total                                                                  1,155,998              (5,136,997)
                                                                    ------------            ------------
     INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS         1,341,878                (563,820)
                                                                    ------------            ------------
     NET INCREASE (DECREASE) IN NET ASSETS                              (516,613)               (888,056)
NET ASSETS
     Beginning of period                                             106,451,197             107,339,253
                                                                    ------------            ------------
     END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
          INCOME OF $11,729 AND $7,184, RESPECTIVELY)               $105,934,584            $106,451,197
                                                                    ============            ============

                       See Notes to Financial Statements

Phoenix Institutional Bond Fund




                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS X
                                           -----------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                              YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007  --------------------------------------------------------------------------
                                            (UNAUDITED)       2006          2005          2004          2003          2002
Net asset value, beginning of period           $30.92        $31.08        $31.72        $31.55        $31.32        $30.84

INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)             0.75          1.52          1.43          1.47          1.73          2.04
     Net realized and unrealized gain (loss)    (0.55)        (0.11)        (0.59)         0.19          0.26          0.47
                                               ------        ------        ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS            0.20          1.41          0.84          1.66          1.99          2.51
                                               ------        ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
     Dividends from net investment income       (0.75)        (1.57)        (1.48)        (1.49)        (1.76)        (2.03)
                                               ------        ------        ------        ------        ------        ------
          TOTAL DISTRIBUTIONS                   (0.75)        (1.57)        (1.48)        (1.49)        (1.76)        (2.03)
                                               ------        ------        ------        ------        ------        ------
Change in net asset value                       (0.55)        (0.16)        (0.64)         0.17          0.23          0.48
                                               ------        ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                 $30.37        $30.92        $31.08        $31.72        $31.55        $31.32
                                               ======        ======        ======        ======        ======        ======
Total return                                     0.98%(3)      4.64%         2.67%         5.39%         6.37%         8.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $86,148       $87,457       $83,104      $150,466      $139,574      $145,555

RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                      0.58%(2)      0.56%         0.55%         0.55%         0.55%         0.55%
     Gross operating expenses                    0.72%(2)      0.73%         0.76%         0.67%         0.69%         0.69%
     Net investment income                       4.86%(2)      4.89%         4.52%         4.61%         5.44%         6.49%
Portfolio turnover                                 25%(3)        65%         0.76%           77%          104%          107%


                                                                                  CLASS Y
                                           -----------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                              YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007  --------------------------------------------------------------------------
                                            (UNAUDITED)       2006          2005          2004          2003          2002
Net asset value, beginning of period           $30.91        $31.07        $31.71        $31.54        $31.32        $30.84

INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)             0.71          1.44          1.36          1.38          1.63          1.97
     Net realized and unrealized gain (loss)    (0.55)        (0.11)        (0.60)         0.20          0.27          0.46
                                               ------        ------        ------        ------        ------        ------
          TOTAL FROM INVESTMENT OPERATIONS       0.16          1.33          0.76          1.58          1.90          2.43
                                               ------        ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
     Dividends from net investment income       (0.71)        (1.49)        (1.40)        (1.41)        (1.68)        (1.95)
                                               ------        ------        ------        ------        ------        ------
          TOTAL DISTRIBUTIONS                   (0.71)        (1.49)        (1.40)        (1.41)        (1.68)        (1.95)
                                               ------        ------        ------        ------        ------        ------
Change in net asset value                       (0.55)        (0.16)        (0.64)         0.17          0.22          0.48
                                               ------        ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                 $30.36        $30.91        $31.07        $31.71        $31.54        $31.32
                                               ======        ======        ======        ======        ======        ======
Total return                                     0.97%(3)      4.38%         2.42%         5.14%         6.10%         8.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $19,787       $18,994       $24,235       $20,948       $13,982        $5,702

RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                      0.83%(2)      0.81%         0.80%         0.80%         0.80%         0.80%
     Gross operating expenses                    0.97%(2)      0.98%         1.01%         0.92%         0.95%         0.94%
     Net investment income                       4.61%(2)      4.64%         4.28%         4.33%         5.13%         6.26%
Portfolio turnover                                 25%(3)        65%           76%           77%          104%          107%

(1)  Computed using average shares outstanding.
(2)  Annualized.
(3)  Not annualized.

                        See Notes to Financial Statements

PHOENIX LOW-DURATION CORE PLUS BOND FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------


As a percentage of total investments


           [PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]


     o   Non-Agency Mortgage-Backed Securities       24%
     o   Foreign Government Securities               17
     o   Domestic Corporate Bonds                    15
     o   Agency Mortgage-Backed Securities           10
     o   Loan Agreements                              9
     o   Foreign Corporate Bonds                      9
     o   U.S. Government Securities                   5
     o   Other (includes short-term investments)     11


                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2007
                                  (UNAUDITED)


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
U.S. GOVERNMENT SECURITIES--4.6%

U.S. TREASURY NOTES--4.6%
U.S. Treasury Note 4.625%, 11/15/09 ..............    $   100    $    99,391
U.S. Treasury Note 4.625%, 2/29/12 ...............        220        217,181
U.S. Treasury Note 4.50%, 4/30/12 ................         75         73,605
U.S. Treasury Note 4.75%, 5/31/12 ................        200        198,438
U.S. Treasury Note 4.50%, 5/15/17 ................        175        167,781
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $759,775)                                           756,396
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--9.6%
FHLMC 4.65%, 10/10/13 ............................         55         52,512
FNMA 5.50%, 10/1/18 ..............................        159        157,574
FNMA 5%, 12/1/18 .................................         79         76,157
FNMA 4.50%, 12/1/19 ..............................        177        168,577
FNMA 5%, 12/1/19 .................................        114        110,043
FNMA 5.50%, 2/1/35 ...............................        204        197,293
FNMA 6%, 2/1/35 ..................................        179        177,444
FNMA 6.50%, 8/1/36 ...............................        212        213,569
FNMA 6%, 1/1/37 ..................................         93         92,385
FNMA 04-W6, 1A4 5.50%, 7/25/34 ...................        112        111,370
FNMA 05-65, DK 5%, 8/25/35 .......................         11         10,730
FNMA 05-65, PJ 5%, 8/25/35 .......................        123        120,621
FNMA 05-80, AD 5.50%, 9/25/35 ....................         82         80,580
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,600,272)                                       1,568,855
----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
AGENCY NON-MORTGAGE-BACKED SECURITIES--2.7%
FHLMC 5.375%, 1/9/14 .............................    $   125    $   123,371
FHLMC 5.20%, 3/5/19 ..............................        190        182,590
FHLMC 5.30%, 5/12/20 .............................        150        143,242
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $457,178)                                           449,203
----------------------------------------------------------------------------

MUNICIPAL BONDS--3.0%

CALIFORNIA--1.6%
San Bernardino County Finance Authority Pension
Obligation Taxable 6.99%, 8/1/10
(MBIA Insured) ...................................        250        261,100

ILLINOIS--0.8%
McHenry County Community Unified School
District No. 12 Taxable 5%, 12/1/11
(FSA Insured) ....................................        140        137,931

PENNSYLVANIA--0.6%
City of Philadelphia Industrial
Development Authority Pension
Obligation Taxable Series A 5.89%, 4/15/11
(MBIA Insured) ...................................         20         20,275

Philadelphia School District Taxable
Series C 4.29%, 7/1/10 (FSA Insured) .............         75         72,830
                                                                 -----------
                                                                      93,105
                                                                 -----------
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $506,207)                                           492,136
----------------------------------------------------------------------------

                       See Notes to Financial Statements
                                                                              15

Phoenix Low-Duration Core Plus Bond Fund
                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
ASSET-BACKED SECURITIES--4.1%
Chase Funding Mortgage Loan Asset-Backed
Certificates 04-1, 1A4 4.111%, 8/25/30 ...........    $    74    $    72,808

Great America Leasing Receivables 05-1,
A4 144A 4.97%, 8/20/10(b) ........................         70         69,334

GSAMP Trust 06-S4, M6 6.52%, 5/25/36(d) ..........        105         79,111

MASTR Alternative Net Interest Margin
06-6, N1 144A 6.32%, 9/26/46(b)(d) ...............         15         14,621

Nomura Asset Acceptance Corp. 07-1,1A2
5.669%, 3/25/47(d) ...............................        125        124,649

Onyx Acceptance Grantor Trust 03-D, A4
3.20%, 3/15/10 ...................................        111        109,640

Renaissance Home Equity Loan Trust 05-3,
AF3 4.814%, 11/25/35(d) ..........................        100         99,068

Soundview Home Equity Loan Trust 05-CTX1,
A3 5.322%, 11/25/35(d) ...........................        100         97,750
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $698,155)                                           666,981
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--15.0%

AIRLINES--2.4%
American Airlines, Inc. 01-1 6.977%, 11/23/22 ....        152        146,644
Continental Airlines, Inc. 98-1A 6.648%, 3/15/19 .         56         56,090
Delta Air Lines, Inc. 00-1 7.379%, 11/18/11 ......         56         57,167
United Airlines, Inc. 00-2 7.032%, 4/1/12 ........         48         48,413
United Airlines, Inc. 01-1 6.071%, 9/1/14 ........         81         81,294
                                                                 -----------
                                                                     389,608
                                                                 -----------
APPLICATION SOFTWARE--0.1%
Intuit, Inc. 5.75%, 3/15/17(q) ...................         14         13,476

ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Janus Capital Group, Inc. 6.25%, 6/15/12 .........         27         27,181
Nuveen Investments, Inc. 5%, 9/15/10 .............         35         32,159
                                                                 -----------
                                                                      59,340
                                                                 -----------
AUTOMOTIVE RETAIL--0.2%
Hertz Corp. 8.875%, 1/1/14 .......................         30         31,425

BROADCASTING & CABLE TV--1.1%
Comcast Cable Holdings LLC 7.875%, 8/1/13 ........         50         54,789
COX Communications, Inc. 4.625%, 6/1/13 ..........        130        121,757
                                                                 -----------
                                                                     176,546
                                                                 -----------
BUILDING PRODUCTS--0.1%
Esco Corp. 144A 8.625%, 12/15/13(b) ..............         21         22,155


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
CASINOS & GAMING--0.0%
Seminole Hard Rock Entertainment, Inc./
Seminole Hard Rock International LLC 144A
7.86%, 3/15/14(b)(d) .............................    $     8    $     8,100

CONSUMER FINANCE--2.2%
Ford Motor Credit Co. LLC 8.355%, 11/2/07(d) .....         15         15,097
Ford Motor Credit Co. LLC 6.625%, 6/16/08 ........         20         19,991
Ford Motor Credit Co. LLC 5.625%, 10/1/08 ........        125        123,421
Ford Motor Credit Co. LLC 9.875%, 8/10/11 ........         20         21,010
Ford Motor Credit Co. LLC 9.806%, 4/15/12(d) .....         36         38,610
GMAC LLC 6.61%, 5/15/09(d) .......................         50         50,024
GMAC LLC 6.875%, 9/15/11 .........................         57         56,118
Residential Capital LLC 6%, 2/22/11 ..............         45         43,544
                                                                 -----------
                                                                     367,815
                                                                 -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.4%
International Lease Finance Corp.
4.75%, 1/13/12 ...................................         75         72,171

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
(Indonesia) 6.875%, 2/1/14(c) ....................         20         20,325

ELECTRIC UTILITIES--1.5%
Consumers Energy Co. Series H 4.80%, 2/17/09 .....        245        242,033

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp. 144A 7.735%, 4/1/15(b)(d) ....         25         25,125

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc.
Series B 5.75%, 2/15/11 ..........................         50         47,813

FOOD RETAIL--0.5%
Kroger Co. (The) 8.05%, 2/1/10 ...................         75         79,086

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
AT&T Corp. 7.30%, 11/15/11 .......................         75         79,836

INVESTMENT BANKING & BROKERAGE--0.2%
Goldman Sachs Group, Inc. (The) 4.75%, 7/15/13 ...         42         39,754

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc.
6.125%, 7/1/15 ...................................         25         24,548

MORTGAGE REITS--0.5%
iStar Financial, Inc. Series B 5.95%, 10/15/13 ...         75         73,884

OFFICE SERVICES & SUPPLIES--0.5%
Steelcase, Inc. 6.50%, 8/15/11 ...................         75         75,853

OIL & GAS EXPLORATION & PRODUCTION--0.8%
Forest Oil Corp. 8%, 6/15/08 .....................        125        127,188

                       See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund
                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
OIL & GAS REFINING & MARKETING--0.4%
Valero Energy Corp. 4.75%, 6/15/13 ...............    $    75    $    71,132

OIL & GAS STORAGE & TRANSPORTATION--0.1%
ONEOK Partners LP 5.90%, 4/1/12 ..................         20         20,096

OTHER DIVERSIFIED FINANCIAL SERVICES--0.2%
ERAC USA Finance Co. 144A 5.30%, 11/15/08(b) .....         30         29,767

PAPER PRODUCTS--1.2%
Abitibi-Consolidated Finance LP 7.875%, 8/1/09 ...         20         19,400
Bowater, Inc. 8.36%, 3/15/10(d) ..................        125        124,375
Georgia Pacific Corp. 7.70%, 6/15/15 .............         30         29,850

Verso Paper Holdings LLC and Verso Paper, Inc.
144A 28/1/14(b)(d) ...............................         28         28,700
                                                                 -----------
                                                                     202,325
                                                                 -----------
RETAIL REITS--0.4%
Simon Property Group LP 4.60%, 6/15/10 ...........         50         48,686
Simon Property Group LP 5.60%, 9/1/11 ............         20         19,991
                                                                 -----------
                                                                      68,677
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--0.2%
Countrywide Financial Corp. 5.80%, 6/7/12 ........         30         29,789

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series F 5.95%, 3/15/14        60         57,147
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $2,457,177)                                       2,455,014
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--24.0%

Adjustable Rate Mortgage Trust 05-3, 2A1
4.689%, 7/25/35(d) ...............................        167        163,740

American General Mortgage Loan Trust 06-1,
A2 144A 5.75%, 12/25/35(b)(d) ....................         75         74,571

American Tower Trust L 07-1A C 144A 5.615%,
4/15/37(b) .......................................         65         63,145

Banc of America Alternative Loan Trust 06-9,
A1 6%, 1/25/37 ...................................        146        145,194

Bear Stearns Commercial Mortgage Securities
04-ESA J 144A 5.817%, 5/14/16(b) .................        140        141,155

Bear Stearns Structured Products, Inc.
05-10 144A 7.82%, 4/26/35(b)(d) ..................         62         61,744

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
Chase Mortgage Finance Corp. 04-S3, 3A1
6%, 3/25/34 ......................................    $    98    $    96,385

Chase Mortgage Finance Corp. 06-A1,
4A1 6.054%, 9/25/36(d) ...........................        138        136,724

Citicorp Mortgage Securities, Inc.
06-7, 1A1 6%, 12/25/36 ...........................         92         90,646

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 ..................         70         69,886

Countrywide Home Loan Mortgage Pass-Through
Trust 07-1, A2 6%, 2/25/37 .......................         97         95,572

Credit Suisse First Boston Mortgage Securities
Corp. 05-12, 6A1 6%, 1/25/36 .....................         48         47,482

Credit Suisse First Boston Mortgage Securities
Corp. 98-C1 B 6.59%, 5/17/40 .....................        150        151,334

Credit Suisse First Boston Mortgage Securities
Corp. 99-C1, A2 7.29%, 9/15/41 ...................        140        143,688

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ...............................         75         73,018

Franchise Mortgage Acceptance Co. Loan
Receivables Trust 98-CA, A2 144A
6.66%, 1/15/12(b) ................................         31         30,636

GMAC Mortgage Corp. Loan Trust 05-HE2,
A3 4.622%, 11/25/35(d) ...........................         43         43,073

GMAC Mortgage Corp. Loan Trust 06-HE2,
A3 6.32%, 5/25/36 ................................        115        115,404

GMAC Mortgage Corp. Loan Trust 06-HE3,
A2 5.75%, 10/25/36(d) ............................        115        114,770

GS Mortgage Securities Corp. II 07-EOP
H 144A 5.97%, 3/6/20(b)(d) .......................         40         40,000

GSAA Trust 04-10, AF2 4.22%, 8/25/34(d) ..........         33         33,185
GSAA Trust 04-5, AF2 4.736%, 6/25/34(d) ..........         20         19,687

GSR Mortgage Loan Trust 05-AR6, 3A1
4.56%, 9/25/35(d) ................................         36         35,543

Harborview Mortgage Loan Trust 05-15,
B8 7.07%, 10/20/45(d) ............................         50         46,572

Harborview Mortgage Loan Trust 05-9,
B10 7.07%, 6/20/35(d) ............................         47         44,707

                       See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
Harborview Net Interest Margin Corp.
06-12, N1 144A 6.409%, 12/19/36(b) ...............    $    34    $    34,131

IndyMac Index Mortgage Loan Trust
06-AR25, 3A1 6.381%, 9/25/36(d) ..................         87         88,105

IndyMac Index Mortgage Loan Trust
07-AR2, B1 5.884%, 6/25/37(d) ....................         45         44,158

JPMorgan Mortgage Acquisition Corp.
06-CW2, AF3 5.777%, 8/25/36(d) ...................        200        199,198

JPMorgan Mortgage Trust 05-S3, 2A2
5.50%, 1/25/21 ...................................         82         80,732

MLCC Mortgage Investors, Inc. 06-3,
2A1 6.117%, 10/25/36(d) ..........................         67         67,331

Residential Accredit Loans, Inc.
05-QA4, A5 5.464%, 4/25/35(d) ....................         86         84,758

Residential Funding Mortgage Securities I,
Inc. 05-SA1, 2A 4.865%, 3/25/35(d) ...............        134        132,833

Residential Funding Mortgage Securities I,
Inc. 06-S4, A2 6%, 4/25/36 .......................         92         92,235

SBA CMS Trust 06-1A, B 144A
5.451%, 11/15/36(b) ..............................         30         29,602

Structured Asset Securities Corp.
03-32, 1A1 5.204%, 11/25/33(d) ...................         58         54,850

Structured Asset Securities Corp.
05-1, 6A1 6%, 2/25/35 ............................        128        125,579

Wachovia Mortgage Loan Trust LLC 06-A,
B1 5.421%, 5/20/36(d) ............................         75         73,104

Washington Mutual Mortgage Pass-Through
Certificates 05-AR13, B13 144A
6.52%, 10/25/45(b)(d) ............................         45         35,019

Washington Mutual Mortgage Pass-Through
Certificates 06-AR16, 1A1
5.614%, 12/25/36(d) ..............................         60         59,499

Wells Fargo Mortgage Backed Securities
Trust 04-BB, A1 4.555%, 1/25/35(d) ...............        153        150,131

Wells Fargo Mortgage Backed Securities
Trust 04-EE, 2A3 3.99%, 12/25/34(d) ..............        157        154,101

Wells Fargo Mortgage Backed Securities
Trust 05-14, 2A1 5.50%, 12/25/35 .................         92         88,071


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
Wells Fargo Mortgage Backed Securities
Trust 05-5, 1A1 5%, 5/25/20 ......................    $    54    $    51,644

Wells Fargo Mortgage Backed Securities
Trust 05-AR10, 2A16 4.11%, 6/25/35(d) ............         75         72,750

Wells Fargo Mortgage Backed Securities
Trust 07-AR3, A4 6.072%, 4/25/37(d) ..............        144        144,133
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,987,696)                                       3,939,825
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--17.2%

ARGENTINA--0.3%
Republic of Argentina 5.475%, 8/3/12(d) ..........         53         50,053

Republic of Argentina PIK Interest
Capitalization 8.28%, 12/31/33 ...................          6          5,498
                                                                 -----------
                                                                      55,551
                                                                 -----------
AUSTRALIA--0.6%
Commonwealth of Australia Series 909 7.50%, 9/15/09       105(f)      90,896

BRAZIL--1.9%
Federative Republic of Brazil 9.25%, 10/22/10 ....        137        151,728
Federative Republic of Brazil 12.50%, 1/5/16 .....        250(g)     158,113
                                                                 -----------
                                                                     309,841
                                                                 -----------
CANADA--1.2%
Commonwealth of Canada 3.75%, 6/1/08 .............        210(i)     195,599

CHILE--0.9%
Republic of Chile 5.625%, 7/23/07 ................        150        150,000

COLOMBIA--1.0%
Republic of Colombia 9.75%, 4/23/09 ..............         65         69,810
Republic of Colombia 11.75%, 3/1/10 ..............     76,000(j)      40,787
Republic of Colombia 10%, 1/23/12 ................         50         57,875
                                                                 -----------
                                                                     168,472
                                                                 -----------
COSTA RICA--0.3%
Republic of Costa Rica 144A 9%, 3/1/11(b) ........         40         43,900

GERMANY--1.8%
Federal Republic of Germany 144A 3.25%, 4/17/09(b)        228(k)     302,169

MEXICO--2.0%
United Mexican States 8.375%, 1/14/11 ............        100        108,500
United Mexican States 6.625%, 3/3/15 .............         85         89,335

                       See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
MEXICO--CONTINUED
United Mexican States Series MI10
9.50%, 12/18/14 ..................................      1,338(l) $   136,331
                                                                 -----------
                                                                     334,166
                                                                 -----------
NORWAY--0.7%
Kingdom of Norway 5.50%, 5/15/09 .................        705(n)     119,876

PHILIPPINES--1.0%
Republic of Philippines 8.375%, 3/12/09 ..........    $    90         93,600
Republic of Philippines 8.375%, 2/15/11 ..........         70         75,075
                                                                 -----------
                                                                     168,675
                                                                 -----------
RUSSIA--0.9%
Russian Federation RegS 8.25%, 3/31/10(e) ........        107        110,690
Russian Federation RegS 7.50%, 3/31/30(d)(e) .....         35         38,329
                                                                 -----------
                                                                     149,019
                                                                 -----------
SWEDEN--0.5%
Kingdom of Sweden Series 1043 5%, 1/28/09 ........        525(o)      77,654

TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and Tobago RegS
9.875%, 10/1/09 ..................................         30         32,925

TURKEY--1.3%
Republic of Turkey 11.75%, 6/15/10 ...............        155        180,094
Republic of Turkey 11.50%, 1/23/12 ...............         20         24,112
                                                                 -----------
                                                                     204,206
                                                                 -----------
UNITED KINGDOM--0.5%
United Kingdom Treasury Bond 4.25%, 3/7/11 .......         40(h)      76,273

VENEZUELA--2.1%
Republic of Venezuela 5.75%, 2/26/16 .............         50         42,992
Republic of Venezuela RegS 5.375%, 8/7/10(e) .....        313        295,785
                                                                 -----------
                                                                     338,777
                                                                 -----------
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,744,384)                                       2,817,999
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--8.6%

AUSTRALIA--0.9%
Westfield Capital Corp./Westfield Finance
Authority 144A 4.375%, 11/15/10(b) ...............        150        144,476


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
CANADA--0.8%
Rogers Wireless Communications, Inc. 8%, 12/15/12     $   125    $   133,152

CHILE--0.6%
Celulosa Arauco y Constitucion SA
7.75%, 9/13/11 ...................................         55         58,868

Empresa Nacional de Electricidad SA
7.75%, 7/15/08 ...................................         40         40,802
                                                                 -----------
                                                                      99,670
                                                                 -----------
GERMANY--1.4%
Deutsche Telekom International
Finance BV 8%, 6/15/1 ............................        210        223,830

INDIA--0.3%
ICICI Bank Ltd. 144A 5.75%, 11/16/10(b) ..........         50         49,710

MEXICO--0.5%
Fideicomiso Petacalco Trust 144A
10.16%, 12/23/09(b) ..............................         45         46,463

Vitro S.A. de C.V. 144A 8.625%, 2/1/12(b) ........         40         40,800
                                                                 -----------
                                                                      87,263
                                                                 -----------
NETHERLANDS--0.2%
NXP BV/NXP Funding LLC
8.106%, 10/15/13(d) ..............................         35         35,219

POLAND--0.5%
Telekomunikacja Polska SA
Finance BV 144A
7.75%, 12/10/08(b) ...............................         75         77,212

QATAR--0.1%
Ras Laffan Liquefied Natural
Gas Co. Ltd.
144A 3.437%, 9/15/09(b) ..........................         14         14,049

RUSSIA--0.8%
Gazprom OAO (Gaz Capital SA) 144A
6.212%, 11/22/16(b) ..............................        145        141,230

SOUTH KOREA--0.6%
Korea Development Bank 3.875%, 3/2/09 ............        100         97,467

TURKEY--0.6%
Bosphorus Financial Services Ltd.
144A 7.16%, 2/15/12(b)(d) ........................        100        101,010

                       See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund
                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
UNITED STATES--1.3%
General Electric Capital Corp. 6.625%, 4/17/09 ...         70(m) $    52,508
Merrill Lynch & Co., Inc. 10.71%, 3/8/17 .........        200(g)     109,902
Nova Chemicals Corp. 8.484%, 11/15/13(d) .........    $    49         49,245
                                                                 -----------
                                                                     211,655
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,424,176)                                       1,415,943
----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc. 2.875%, 9/30/10 ....         15         14,025
----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $12,932)                                             14,025
----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(d)--8.8%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F 6.86%, 3/31/14 .......         10         10,044

ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc.
Tranche B 7.605%, 3/13/ ..........................          5          5,019

APPAREL RETAIL--0.3%
Hanesbrands, Inc. Tranche B 7.11%, 9/5/13 ........         23         23,115

HBI Branded Apparel Ltd., Inc. Tranche
9.11%, 3/15/1 ....................................         25         25,469

Totes Isotoner Corp. Tranche B 7.82%, 1/16/13 ....          6          6,030
                                                                 -----------
                                                                      54,614
                                                                 -----------
APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The) Tranche FL
7.845%, 10/24/12 .................................         35         34,912

AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp. Tranche B 7.745%, 11/29/13 ..         30         30,075

BROADCASTING & CABLE TV--0.7%
Charter Communications Operating LLC
Tranche 7.36%, 3/6/14 ............................         74         73,780

DIRECTV Holdings LLC Tranche B 6.83%, 4/13/13 ....         33         33,039
                                                                 -----------
                                                                     106,819
                                                                 -----------

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Solar Capital Corp. Tranche 7.36%, 2/11/13 .......    $    49    $    49,280

DEPARTMENT STORES--0.4%
Neiman-Marcus Group, Inc. (The)
Tranche 7.346%, 4/6/13 ...........................         65         64,476

DISTRIBUTORS--0.2%
Building Materials Holding Corp.
Tranche B 7.864%, 11/10/13 .......................         40         39,004

DIVERSIFIED CHEMICALS--0.1%
Huntsman Corp. Tranche B
7.07%, 8/16/12 ...................................         18         18,134

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Tranche (Letter of Credit)
7.445%, 1/26/14 ..................................          1          1,128

ARAMARK Corp. Tranche B 7.47%, 1/26/14 ...........         16         15,681
                                                                 -----------
                                                                      16,809
                                                                 -----------
DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
Tranche B (Indonesia) 7.10%, 3/19/14(c) ..........         19         19,392

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche 7.063%, 1/31/14 ......          9          9,485

ENVIRONMENTAL & FACILITIES SERVICES--1.0%
Allied Waste North America, Inc.
Tranche A 7.07%, 1/15/12 .........................         33         33,186

Allied Waste North America, Inc.
Tranche B 7.16%, 3/28/14 .........................         75         74,930

Duratek, Inc. Tranche B 7.63%, 6/30/16 ...........          4          4,496
EnergySolutions LLC Tranche 7.57%, 2/26/14 .......         35         35,044
EnergySolutions LLC Tranche B 7.63%, 6/7/13 ......          9          9,350
EnviroCare Tranche C 7.585%, 6/30/16 .............         --(p)         472
                                                                 -----------
                                                                     157,478
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
Mosaic Co. (The) Tranche B 7.112%, 12/1/13 .......         57         57,337

GENERAL REVENUE--0.1%
Wimar Opco LLC/Wimar Opco Finance Corp.
Tranche B 7.86%, 1/3/12 ..........................          7          7,026

HEALTH CARE FACILITIES--0.6%
HCA, Inc. Tranche B 8.10%, 11/16/13 ..............         15         15,005
Health Management Associates, Inc.
Tranche B 7.11%, 2/28/14 .........................         12         12,000

                       See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund
                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
HEALTH CARE FACILITIES--CONTINUED
LifePoint Hospitals, Inc.
Tranche B 6.945%, 4/15/12 ........................    $    73    $    72,420
                                                                 -----------
                                                                      99,425
                                                                 -----------
HEALTH CARE SERVICES--0.2%
DaVita, Inc. Tranche B 6.85%, 10/5/12 ............         39         38,699

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
Mirant North America LLC Tranche B 7.07%, 1/3/13 .         20         20,039
NRG Energy, Inc. Tranche B1 7.11%, 2/1/13 ........         23         23,000
NRG Energy, Inc. Tranche L 7.36%, 2/2/11 .........         54         54,203
                                                                 -----------
                                                                      97,242
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.8%
NTELOS, Inc. Tranche B1 7.57%, 8/24/11 ...........        122        122,143

LEISURE FACILITIES--0.1%
AMF Bowling Worldwide, Inc. Tranche B
7.82%, 6/22/14 ...................................         21         21,053

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Helix Energy Solutions Group, Inc.
Tranche 7.32%, 7/1/13 ............................         52         52,262

PAPER PRODUCTS--0.4%
Domtar, Inc. Tranche B 6.723%, 3/7/14 ............         20         19,900
NewPage Corp. Tranche B 7.625%, 5/2/11 ...........         52         52,212
                                                                 -----------
                                                                      72,112
                                                                 -----------
PUBLISHING--0.4%
Idearc, Inc. Tranche B 7.32%, 11/17/14 ...........         35         35,087
Tribune Co. Tranche B 8.375%, 5/30/14 ............         25         24,375
                                                                 -----------
                                                                      59,462
                                                                 -----------
RESTAURANTS--0.3%
Burger King Corp. Tranche B1 7.10%, 6/30/12 ......         48         48,543

SEMICONDUCTORS--0.4%
Advanced Micro Devices, Inc.
Tranche B 7.34%, 12/31/13 ........................         24         24,403

Freescale Semiconductor, Inc.
Tranche 7.369%, 12/1/13 ..........................         40         39,102
                                                                 -----------
                                                                      63,505
                                                                 -----------

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     --------    -----------
SPECIALTY CHEMICALS--0.0%
JohnsonDiversey, Inc. Tranche B
7.87%, 12/16/11 ..................................    $     7    $     6,715

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications, Inc. Tranche
B1 8.117%, 6/16/13 ...............................         37         37,289

MetroPCS Wireless, Inc. Tranche
B 7.625%, 11/3/13 ................................         35         34,868

                                                                      72,157
----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $1,430,362)                                       1,433,222
----------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(c)--0.3%

GERMANY--0.3%
Fresenius Medical Care AG & Co. KGaA
Tranche B 6.739%, 3/31/13(d) .....................         50         49,376
----------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $49,500)                                             49,376
----------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES(c)--0.2%

INDONESIA--0.2%
Republic of Indonesia (Citigroup, Inc.)
11.341%, 6/15/09 .................................         38         35,990
----------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $35,537)                                             35,990
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $16,163,351)                                     16,094,965
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.0%

COMMERCIAL PAPER(r)--1.0%
UBS Finance Delaware LLC 5.35%, 7/2/07 ...........        155        154,977
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $154,977)                                           154,977
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $16,318,328)                                     16,249,942(a)
Other assets and liabilities, net--0.8%                              136,447
                                                                 -----------
NET ASSETS--100.0%                                               $16,386,389
                                                                 ===========

                       See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund


At June 30, 2007, the Fund had entered into forward currency contracts as follows:


         Contract          In                                           Net Unrealized
            to           Exchange        Settlement                      Appreciation
          Receive          for              Date           Value        (Depreciation)
       -------------   -----------      ------------      --------     ----------------
      JPY  4,648,400   USD  38,704         9/4/07          $38,092         $  (612)
                                                                           =======

         JPY   Japanese Yen        USD   United States Dollar

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $65,797 and gross depreciation of $140,274 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $16,324,419.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $1,741,842 or 10.6% of net assets.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)  Par value represents Australian Dollar.
(g)  Par value represents Brazilian Real.
(h)  Par value represents British Pound.
(i)  Par value represents Canadian Dollar.
(j)  Par value represents Colombian Peso.
(k)  Par value represents Euro.
(l)  Par value represents Mexican Peso.
(m)  Par value represents New Zealand Dollar.
(n)  Par value represents Norwegian Krone.
(o)  Par value represents Swedish Krona.
(p)  Par value is less than 1,000.
(q)  All or a portion segregated as collateral for forward currency contracts.
(r)  The rate shown is the discount rate.

                       See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2007
                                  (UNAUDITED)


ASSETS
Investment securities at value
     (Identified cost $16,318,328)                  $ 16,249,942
Cash                                                     128,310
Receivables
     Investment securities sold                           94,348
     Interest                                             36,726
     Receivable from adviser                                 687
Prepaid expenses                                          16,651
Other assets                                               3,053
                                                    ------------
     Total assets                                     16,529,717
                                                    ------------
LIABILITIES
Payables
     Investment securities purchased                     109,634
     Professional fee                                     19,589
     Trustee deferred compensation plan                    3,053
     Dividend distributions                                2,591
     Administration fee                                    1,120
     Distribution and service fees                         1,115
     Transfer agent fee                                      593
     Trustees' fee                                           100
     Other accrued expenses                                4,921
Unrealized depreciation on forward
     currency contracts                                      612
                                                    ------------
     Total liabilities                                   143,328
                                                    ------------
NET ASSETS                                          $ 16,386,389
                                                    ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest    $ 16,595,162
Undistributed net investment income                       38,025
Accumulated net realized loss                           (178,610)
Net unrealized depreciation                              (68,188)
                                                    ------------
NET ASSETS                                          $ 16,386,389
                                                    ============
CLASS X
Net asset value and offering price per share               $9.86
Shares of beneficial interest outstanding,
     no par value, unlimited authorization             1,109,818
Net Assets                                          $ 10,945,335

CLASS Y
Net asset value and offering price per share               $9.86
Shares of beneficial interest outstanding,
     no par value, unlimited authorization               551,826
Net Assets                                          $  5,441,054




                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2007
                                  (UNAUDITED)


INVESTMENT INCOME
Interest                                            $    466,341
Foreign taxes withheld                                      (374)
                                                    ------------
          Total investment income                        465,967
                                                    ------------
EXPENSES
Investment advisory fee                                   36,261
Service fees, Class Y                                      6,692
Administration fee                                         6,752
Transfer agent                                             2,435
Professional                                              16,573
Registration                                              11,340
Custodian                                                  7,977
Printing                                                   3,043
Trustees                                                     664
Miscellaneous                                              1,795
                                                    ------------
          Total expenses                                  93,532
Less expenses reimbursed by investment adviser           (43,729)
Custodian fees paid indirectly                              (700)
                                                    ------------
          Net expenses                                    49,103
                                                    ------------
NET INVESTMENT INCOME (LOSS)                             416,864
                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
Net realized gain (loss) on investments                   15,589
Net realized gain (loss) on foreign currency
     transactions                                        (17,332)
Net change in unrealized appreciation
     (depreciation) on investments                      (116,960)
Net change in unrealized appreciation
     (depreciation) on foreign currency
     translations                                          3,389
                                                    ------------
NET GAIN (LOSS) ON INVESTMENTS                          (115,314)
                                                    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                $    301,550
                                                    ============


                       See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     Six Months
                                                                        Ended
                                                                    June 30, 2007            Year Ended
                                                                     (Unaudited)          December 31, 2006
                                                                    -------------         -----------------
FROM OPERATIONS
     Net investment income (loss)                                    $   416,864             $   767,662
     Net realized gain (loss)                                             (1,743)               (104,635)
     Net change in unrealized appreciation (depreciation)               (113,571)                190,224
                                                                     -----------             -----------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         301,550                 853,251
                                                                     -----------             -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income, Class X                                     (263,242)               (482,186)
     Net investment income, Class Y                                     (124,339)               (225,145)
                                                                     -----------             -----------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS          (387,581)               (707,331)
                                                                     -----------             -----------
FROM SHARE TRANSACTIONS
CLASS X
     Net asset value of shares issued from reinvestment of
          distributions (34,446 and 41,036 shares,
          respectively)                                                  341,065                 403,663
                                                                     -----------             -----------
Total                                                                    341,065                 403,663
                                                                     -----------             -----------
CLASS Y
     Net asset value of shares issued from reinvestment of
          distributions (16,366 and 19,037 shares,
          respectively)                                                  161,996                 187,188
                                                                     -----------             -----------
Total                                                                    161,996                 187,188
                                                                     -----------             -----------
     INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS           503,061                 590,851
                                                                     -----------             -----------
     NET INCREASE (DECREASE) IN NET ASSETS                               417,030                 736,771
NET ASSETS
     Beginning of period                                              15,969,359              15,232,588
                                                                     -----------             -----------
     END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
          OF $38,025 AND $8,742, RESPECTIVELY)                       $16,386,389             $15,969,359
                                                                     ===========             ===========

                       See Notes to Financial Statements
24

Phoenix Low-Duration Core Plus Bond Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 CLASS X
                                        --------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 FROM INCEPTION
                                           JUNE 30, 2007      YEAR ENDED          FEBRUARY 28, 2005
                                           (UNAUDITED)     DECEMBER 31, 2006     TO DECEMBER 31, 2005
                                        ----------------  -------------------    ---------------------
Net asset value, beginning of period          $ 9.91            $ 9.82                $10.00
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)            0.26              0.49                  0.37
     Net realized and unrealized gain (loss)   (0.07)             0.06                 (0.22)
                                              ------            ------                ------
          TOTAL FROM INVESTMENT OPERATIONS      0.19              0.55                  0.15
                                              ------            ------                ------
LESS DISTRIBUTIONS
     Dividends from net investment income      (0.24)            (0.46)                (0.33)
                                              ------            ------                ------
          TOTAL DISTRIBUTIONS                  (0.24)            (0.46)                (0.33)
                                              ------            ------                ------
Change in net asset value                      (0.05)             0.09                 (0.18)
                                              ------            ------                ------
NET ASSET VALUE, END OF PERIOD                $ 9.86            $ 9.91                $ 9.82
                                              ======            ======                ======
Total return                                    1.86%(3)          5.77%                 1.57%(3)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)   $10,945           $10,662               $10,162
RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                     0.53%(2)          0.51%                 0.50%(2)
     Gross operating expenses                   1.07%(2)          1.47%                 1.96%(2)
     Net investment income                      5.26%(2)          5.03%                 4.54%(2)
Portfolio turnover                                31%(3)            81%                   77%(3)


                                                                 CLASS Y
                                        --------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 FROM INCEPTION
                                           JUNE 30, 2007      YEAR ENDED          FEBRUARY 28, 2005
                                           (UNAUDITED)     DECEMBER 31, 2006     TO DECEMBER 31, 2005
                                        ----------------  -------------------    ---------------------

Net asset value, beginning of period          $ 9.91            $ 9.82                $10.00
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)            0.25              0.47                  0.35
     Net realized and unrealized gain (loss)   (0.07)             0.05                 (0.21)
                                              ------            ------                ------
          TOTAL FROM INVESTMENT OPERATIONS      0.18              0.52                  0.14
                                              ------            ------                ------
LESS DISTRIBUTIONS
     Dividends from net investment income      (0.23)            (0.43)                (0.32)
                                              ------            ------                ------
          TOTAL DISTRIBUTIONS                  (0.23)            (0.43)                (0.32)
                                              ------            ------                ------
Change in net asset value                      (0.05)             0.09                 (0.18)
                                              ------            ------                ------
NET ASSET VALUE, END OF PERIOD                $ 9.86            $ 9.91                $ 9.82
                                              ======            ======                ======
Total return                                    1.84%(3)          5.36%                 1.43%(3)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)    $5,441            $5,308                $5,071
RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                     0.78%(2)          0.76%                 0.75%(2)
     Gross operating expenses                   1.32%(2)          1.72%                 2.21%(2)
     Net investment income                      5.01%(2)          4.78%                 4.29%(2)
Portfolio turnover                                31%(3)            81%                   77%(3)


(1)  Computed using average shares outstanding.
(2)  Annualized.
(3)  Not annualized.

                       See Notes to Financial Statements
                                                                              25

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)


1. ORGANIZATION

     Phoenix Institutional Mutual Funds (the "Trust") is organized as a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

     Currently two Funds are offered for sale (each a "Fund"). The Phoenix Institutional Bond Fund ("Institutional Bond Fund") is diversified and has an investment objective to generate a high level of current income and appreciation of capital consistent with prudent investment risk. The Phoenix Low-Duration Core Plus Bond Fund ("Low-Duration Core Plus Bond Fund") is diversified and has a primary objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes.

     The Funds offer the following classes of shares for sale:

                                  Class X      Class Y
                                 --------      --------
Institutional Bond Fund              X            X
Low-Duration Core Plus Bond Fund     X            X

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the values that would be realized if the securities were sold. At June 30, 2007, the total value of these securities represented approximately 3.0% of the net assets of the Institutional Bond Fund.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003-2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds' financial statements.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED) (CONTINUED)

D. DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. For the Low-Duration Core Plus Bond Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:

     Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

     Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J. LOAN AGREEMENTS:

     Each Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

K. CREDIT LINKED NOTES:

     Each Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED) (CONTINUED)

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                            1st $1      $1 +
                                           Billion     Billion
                                          ---------    ---------
Institutional Bond Fund ..............      0.45%        0.40%
Low-Duration Core Plus Bond Fund .....      0.45%        0.45%

     The Adviser has voluntarily agreed to limit total operating expenses of each Fund, (excluding interest, taxes and extraordinary expenses) to the extent that such expenses do not exceed the following percentages of average annual net asset values:

                                           Class X     Class Y
                                           --------   --------
Institutional Bond Fund ..............      0.55%        0.80%
Low-Duration Core Plus Bond Fund .....      0.50%        0.75%

     The Adviser will not seek to recapture any operating expenses reimbursed under this agreement unless authorized by the Board of Trustees.

     Goodwin Capital Advisers, Inc. ("Goodwin"), an affiliate of PIC, is the subadviser to the Funds.

     Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, serves as the national distributor of each Fund's shares. Each Fund pays PEPCO a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

     PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the six-month period (the "period") ended June 30, 2007, the Trust incurred administration fees totaling $50,911.

     PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as subtransfer agent. For the period ended June 30, 2007, transfer agent fees were $21,417.

     PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                      Aggregate
                                                      Net Asset
                                           Shares      Value
                                          --------   ----------
Institutional Bond Fund
Class Y .............................     651,671    $19,786,999
Low-Duration Core Plus Bond Fund
Class X .............................   1,109,818     10,945,335
Class Y .............................     551,826      5,441,054

     Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of Phoenix. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at June 30, 2007.

4. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the period ended June 30, 2007, were as follows:

                                        Purchases       Sales
                                      ------------  -------------
Institutional Bond Fund .............  $9,641,342    $20,453,530
Low-Duration Core Plus Bond Fund ....   3,063,662      3,285,020

     Purchases and sales of long-term U.S. Government and agency securities for the period ended June 30, 2007, were as follows:

                                        Purchases       Sales
                                      ------------  -------------
Institutional Bond Fund ............. $17,068,173     $5,301,615
Low-Duration Core Plus Bond Fund ....   2,561,609      1,686,863

5. CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     Each Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED) (CONTINUED)

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.

6. 10% SHAREHOLDERS

     At June 30, 2007, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the fund as detailed below. The two shareholder accounts in the Low-Duration Core Plus Bond Fund are affiliated with PNX.

                                        % of Shares        Number of
                                         Outstanding       Accounts
                                        --------------    ------------
Institutional Bond Fund ..............       29%               1
Low-Duration Core Plus Bond Fund .....      100%               2

7. ILLIQUID AND RESTRICTED SECURITIES

     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At June 30, 2007, the Institutional Bond Fund held the following restricted security:

                                                         Market
                         Acquisition    Acquisition     Value at         % of
                            Date           Cost       June 30, 2007   Net Assets
                           ------         ------    ----------------  ----------
Northampton Pulp LLC       12/30/99      $184,367       $3,128           0%

     The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8. INDEMNIFICATIONS

     Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

9. REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the SEC Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis, the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances.

     In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8 thousand and to revise its supervisory procedures.

     The Company does not believe that the outcome of these matters will be material to these financial statements.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED) (CONTINUED)


10. FEDERAL INCOME TAX INFORMATION

     The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

                                               Expiration Year
               -----------------------------------------------------------------------------
                  2007           2008          2011        2013         2014        Total
               ----------     ----------     --------    -------      --------    ----------
Institutional
  Bond Fund    $2,332,875     $2,194,743     $364,396    $    --      $407,778    $5,299,792
Low-Duration
  Core Plus
  Bond Fund            --             --           --     86,236        88,099       174,335


     The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on its investments prior to the expiration of the capital loss carryover.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT SUBADVISORY AGREEMENT FOR PHOENIX INSTITUTIONAL BOND FUND AND PHOENIX LOW-DURATION CORE PLUS BOND FUND (EACH, A "FUND")
JUNE 30, 2007 (UNAUDITED)


     The Board of Trustees (the "Board") is responsible for determining whether to approve each Fund's investment advisory and subadvisory agreements. At a meeting held on March 1, 2007, the Board, including a majority of the independent Trustees, approved a subadvisory agreement (the "Subadvisory Agreement") between PIC and Goodwin Capital Advisers, Inc. ("Goodwin" or "Subadvisor"). The advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC" or "Advisor") and each Fund was previously approved for continuation on November 16, 2006. Pursuant to the Advisory Agreement, PIC provides advisory services to each Fund. Effective April 1, 2007, Goodwin became Subadvisor to each Fund as a result of a restructuring of the advisory services provided to each Fund. Each Fund relied upon an opinion of counsel to determine that adding Goodwin as a subadvisor to each Fund did not constitute an assignment of the Advisory Agreement under the Investment Company Act of 1940 because the Advisor and Goodwin are under common management and control and the same investment personnel at PIC would continue to provide investment services to the Funds at Goodwin. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day-to-day investment management for each Fund.

     During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Subadvisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decisions.

     NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by the Subadvisor to each Fund would be reasonable. The Board's opinion was based, in part, upon the fact that effective January 1, 2007, the fixed income division of PIC became affiliated with a separate registered investment advisor known as Goodwin Capital Advisers, Inc. Previously, Goodwin, an affiliate of PIC, had operated under another name. The Board noted that the portfolio management team had an average of over 16 years of experience in the investment management business and that this team would continue to serve the Funds in the same manner under the Goodwin name. Because of Goodwin's previous and continued affiliation with PIC and the portfolio management team's extensive experience, the Board concluded that the nature, extent and quality of services would continue. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to be paid to portfolio managers was the relative investment performance of the funds that they managed, which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

INVESTMENT PERFORMANCE

     The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Funds prepared by Lipper and reviewed by the Board for a November 15-16, 2006 Board meeting. For Phoenix Institutional Bond Fund, the Lipper report showed the investment performance of the Fund's Class X shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. For Phoenix Low-Duration Core Plus Bond Fund, the Lipper report showed the investment performance of the Fund's Class X shares for the 1 year and the year-to-date periods ended September 30, 2006. The Board reviewed the investment performance of each Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that Phoenix Institutional Bond Fund had outperformed its relevant market index for the 1, 3, 5 and year-to-date periods, while also ranking high among its peer group for the year-to-date, 1 and 3 year periods, and the Board concluded that the Fund's performance was reasonable. The Board noted that Phoenix Low-Duration Core Plus Bond Fund had exceeded the Lipper peer group average for its investment style for the 1 year and the year-to-date periods and concluded that the Fund's performance was reasonable, particularly given the short history of the Fund.

     PROFITABILITY. The Board did not separately review profitability information for the Subadvisor because the Subadvisor is a wholly-owned subsidiary of the Advisor whose profitability is periodically reviewed.

     SUBADVISORY FEE. The Board reviewed the proposed subadvisory fee and determined that the fee was in line with industry standards. The Board also noted that the subadvisory fee is paid by PIC and not by each Fund.

     ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to each Fund's shareholders, but noted that any economies would be generated with respect to PIC, because PIC pays the subadvisory fee.

PHOENIX INSTITUTIONAL MUTUAL FUNDS                INVESTMENT ADVISER
101 Munson Street                                 Phoenix Investment Counsel, Inc.
Greenfield, MA 01301-9668                         56 Prospect Street
                                                  Hartford, CT 06115-0480

TRUSTEES                                          PRINCIPAL UNDERWRITER
George R. Aylward                                 Phoenix Equity Planning Corporation
E. Virgil Conway                                  One American Row
Harry Dalzell-Payne                               Hartford, CT 06103-2899
Francis E. Jeffries
Leroy Keith, Jr.                                  TRANSFER AGENT
Marilyn E. LaMarche                               Phoenix Equity Planning Corporation
Philip R. McLoughlin, Chairman                    One American Row
Geraldine M. McNamara                             Hartford, CT 06103-2899
James M. Oates
Richard E. Segerson                               CUSTODIAN
Ferdinand L.J. Verdonck                           State Street Bank and Trust Company
                                                  P.O. Box 5501
OFFICERS                                          Boston, MA 02206-5501
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President           HOW TO CONTACT US
Francis G. Waltman, Senior Vice President         Mutual Fund Services          1-800-814-1897 (option 3)
Marc Baltuch, Vice President and Chief            Advisor Consulting Group      1-800-243-4361
  Compliance Officer                              Telephone Orders              1-800-367-5877
W. Patrick Bradley, Chief Financial Officer       TextTelephone                 1-800-243-1926
  and Treasurer                                   Website                       PHOENIXFUNDS.COM
Kevin J. Carr, Vice President, Counsel,
  Secretary and Chief Legal Officer


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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

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

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

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


     [LOGO OMITTED]                                           -----------------
        PHOENIX                                                   PRESORTED
                                                                  STANDARD
     Phoenix Equity Planning Corporation                        U.S. POSTAGE
     P.O. Box 150480                                                PAID
     Hartford, CT 06115-0480                                   Louisville, KY
                                                               Permit No. 1051
                                                              -----------------








For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.








PXP091                                                                     8-07
BPD32236


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under  the 1940 Act  and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Institutional Mutual Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       September 5, 2007
        ------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       September 5, 2007
        ------------------------------------------------------------------------

By (Signature and Title)*  /s/ W. Patrick Bradley
                          ------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       September 5, 2007
        ------------------------------------------------------------------------



 * Print the name and title of each signing officer under his or her signature.